About the presentation of our financial statements - Exchange Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pound sterling
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	1.24	1.38	1.28
Year-end	1.21	1.35	1.36
Australian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	0.69	0.75	0.69
Year-end	0.68	0.73	0.77
Canadian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	0.77	0.80	0.75
Year-end	0.74	0.78	0.78
Euro
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	1.05	1.18	1.14
Year-end	1.07	1.13	1.23
South African rand
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	0.061	0.068	0.061
Year-end	0.059	0.063	0.068